Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents	$ 1	$ 1